Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Entity File Number	1-6836
Entity Registrant Name	FLANIGAN’S ENTERPRISES, INC.
Entity Central Index Key	0000012040
Entity Tax Identification Number	59-0877638
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	5059 N.E. 18th Avenue,
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33334
City Area Code	(954)
Local Phone Number	377-1961
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	BDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false